Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2015 Portfolio - VIP Investor Freedom 2015 Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604